EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2017
Exploration For And Evaluation Of Mineral Resources [Abstract]
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS

	Exploration and Production			Oil Sands Mining and Upgrading	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2015	$2,500	$—	$86	$—	$2,586
Additions	20	—	9	—	29
Transfers to property, plant and equipment	(211)	—	—	—	(211)
Disposals/derecognitions	(3)	—	(18)	—	(21)
Foreign exchange adjustments	—	—	(1)	—	(1)
At December 31, 2016	2,306	—	76	—	2,382
Additions	144	—	15	—	159
Acquisition of AOSP and other assets (note 7)	31	—	—	259	290
Transfers to property, plant and equipment	(198)	—	—	—	(198)
Disposals/derecognitions	(1)	—	—	—	(1)
At December 31, 2017	$2,282	$—	$91	$259	$2,632

On May 31, 2017, the Company completed the acquisition of AOSP and other assets in the Oil Sands Mining and Upgrading and North America Exploration and Production segments, including exploration and evaluation assets of $290 million. Refer to note 7 regarding the acquisition of AOSP and other assets.
During 2017, the Company disposed of a number of North America exploration and evaluation assets with a net book value $1 million for consideration of $36 million, resulting in a pre-tax gain on sale of properties of $35 million.
During 2016, the Company disposed of a number of North America exploration and evaluation assets totaling $3 million for consideration of $35 million, resulting in a pre-tax gain on sale of properties of $32 million. In addition, in connection with the Company's notice of withdrawal from Block CI-12 in Côte d'Ivoire, Offshore Africa, the Company derecognized $18 million of exploration and evaluation assets.